RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Total for all related parties
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	$ (13)	$ (11)
Loans and notes receivable	401	649
Debt obligations, payables and other liabilities	(2,755)	(2,846)
Corporate borrowings	(1,076)	(1,076)
Property-specific obligations	(566)	(541)
Preferred shares held by Brookfield Corporation	(2,884)	(2,809)
Brookfield Corporation interest in Canholdco	(1,257)	(1,277)
Total for all associates
Disclosure of transactions between related parties [line items]
Loans and notes receivable	184	146
Debt obligations, payables and other liabilities	$ (452)	$ (464)